Personnel costs - Summary of Personal Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Salaries	€ 6,590	€ 6,547	€ 6,592
Social security charges (including defined-contribution pension plans)	1,949	1,954	1,977
Stock options and other share-based payment expense	252	282	258
Defined-benefit pension plans	119	261	275
Other employee benefits	229	225	219
Total	€ 9,139	€ 9,269	€ 9,321